Document and Entity Information	12 Months Ended
Jun. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	OPTHEA LIMITED
Entity Central Index Key	0001815620
Current Fiscal Year End Date	--06-30
Entity File Number	001-39621
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	C/- Prime Company Compliance
Entity Address, Address Line Two	Level 9
Entity Address, Address Line Three	505 Little Collins Street
Entity Address, City or Town	Melbourne
Entity Address, Postal Zip Code	3000
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Address, Country	AU
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Financial Statement Error Correction [Flag]	false
Entity Interactive Data Current	Yes
Auditor Firm ID	1070
Auditor Name	Deloitte Touche Tohmatsu
Auditor Location	Melbourne, Australia
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Opthea Limited and subsidiaries (the “Company”) as of June 30, 2025 and 2024, the related consolidated statements of profit or loss and other comprehensive income, changes in equity, and cash flows, for each of the three years in the period ended June 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended June 30, 2025, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB).

Business Contact
Document Information [Line Items]
Entity Address, Address Line One	C/- Prime Company Compliance
Entity Address, Address Line Two	Level 9
Entity Address, Address Line Three	505 Little Collins Street
Entity Address, City or Town	Melbourne
Entity Address, Postal Zip Code	3000
City Area Code	+61 3
Local Phone Number	9826 0399
Contact Personnel Name	Jeremy Levin
Contact Personnel Email Address	info@Opthea.com
Entity Address, Country	AU
American Depository Shares
Document Information [Line Items]
Trading Symbol	OPT
Title of 12(b) Security	American Depositary Shares, each representing eight ordinary shares
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	12,430,322
Ordinary shares [member]
Document Information [Line Items]
No Trading Symbol Flag	true
Title of 12(b) Security	Ordinary shares, no par value
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	1,231,817,008